Loans - Summary of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured	1	6
Pre-Modification Recorded Investment	$ 84	$ 347
Post-Modification Recorded Investment	84	347
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured	1	3
Pre-Modification Recorded Investment	84	264
Post-Modification Recorded Investment	84	264
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured		3
Pre-Modification Recorded Investment		83
Post-Modification Recorded Investment		$ 83